IMPAIRMENT CHARGES (REVERSALS) AND ASSET DERECOGNITION - NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reversal of impairment charges
Impairment charges	$ 144.5
Reversals and asset derecognition		$ 650.9
Accumulated depreciation, depletion, amortization and impairment
Reversal of impairment charges
Inventories (i)	95.2	38.1
Property, plant and equipment (ii)		(689.0)
Derecognition	99.2
Impairment charges	144.5
Reversals and asset derecognition		$ (650.9)
KG Mining (Bald Mountain) Inc.
Reversal of impairment charges
Derecognition	49.3
KG Mining (Bald Mountain) Inc. | Accumulated depreciation, depletion, amortization and impairment
Reversal of impairment charges
Derecognition	$ 49.3